PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.3%
Brazil : 6.5%
77,602
Ambev SA
$ 218,824
0.1
299,061
(1)
Ambev SA, ADR
831,390
0.2
31,861
Axia Energia
328,675
0.1
164,053  B3 SA - Brasil Bolsa
Balcao
504,371
0.1
180,223  Banco Bradesco SA,
ADR
729,903
0.2
32,974  Banco Santander Brasil
SA, ADR
228,180
0.1
48,143  BB Seguridade
Participacoes SA
342,222
0.1
24,339  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
652,745
0.2
45,952  Cia de Saneamento do
Parana
405,668
0.1
11,703
Embraer SA
215,347
0.1
27,754
Energisa S/A
268,112
0.1
31,587
Equatorial Energia SA
245,241
0.1
103,200  Itau Unibanco Holding
SA, ADR
886,488
0.3
55,129
Klabin SA
201,439
0.1
57,732  MBRF Global Foods Co.
SA, ADR
202,062
0.1
1,719
(2)
MercadoLibre, Inc.
3,692,051
1.1
89,504  Petroleo Brasileiro SA -
Foreign, ADR
1,372,991
0.4
313
(2)
PicS NV
5,634
0.0
21,301
Porto Seguro SA
202,942
0.1
27,088
Rumo SA
75,663
0.0
116,289
Sendas Distribuidora S/A
190,031
0.0
43,279
Telefonica Brasil SA
306,906
0.1
24,715
Telefonica Brasil SA, ADR
350,459
0.1
70,421
TIM SA/Brazil
327,166
0.1
13,946
TIM SA/Brazil, ADR
324,942
0.1
453,706
Totvs SA
3,845,865
1.1
25,265  Transmissora Alianca de
Energia Eletrica SA
201,102
0.0
15,353
Vale SA, ADR
246,723
0.1
61,859
Vale SA - Foreign
988,757
0.3
68,598
Vibra Energia SA
373,571
0.1
165,035
XP, Inc. - Class A
3,219,833
0.9
21,985,303
6.5
Chile : 0.7%
986,959
Banco de Chile
217,535
0.1
117,537
Cencosud SA
393,435
0.1
29,325
Empresas Copec SA
250,016
0.1
2,275,362
Enel Americas SA
214,847
0.1
2,330,417
Enel Chile SA
197,751
0.0
33,588
Falabella SA
260,761
0.1
9,188
(2)
Sociedad Quimica y
Minera de Chile SA, ADR
706,006
0.2
2,240,351
0.7
China : 15.3%
264,300  Alibaba Group Holding
Ltd.
5,622,609
1.7
36,330  Alibaba Group Holding
Ltd., ADR
6,160,115
1.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
206,000  Aluminum Corp. of China
Ltd. - Class H
$ 359,691
0.1
50,500  Anhui Conch Cement Co.
Ltd. - Class H
160,152
0.0
48,450
(2)
Baidu, Inc. - Class A
928,668
0.3
75,000  Beijing Enterprises
Holdings Ltd.
339,748
0.1
352,000  Brilliance China
Automotive Holdings Ltd.
181,999
0.0
20,000
BYD Co. Ltd. - Class H
249,337
0.1
991,000
(3)
CGN Power Co. Ltd. -
Class H
413,223
0.1
270,000  China Communications
Services Corp. Ltd. -
Class H
163,975
0.0
249,000  China Construction Bank
Corp. - Class H
251,423
0.1
291,000  China Everbright
Environment Group Ltd.
187,232
0.1
191,400
China Gas Holdings Ltd.
189,592
0.1
81,000  China Hongqiao Group
Ltd.
370,467
0.1
246,000  China Life Insurance Co.
Ltd. - Class H
1,094,759
0.3
92,000  China Merchants Port
Holdings Co. Ltd.
185,159
0.1
341,000
(3)
China Railway Signal &
Communication Corp.
Ltd. - Class H
159,815
0.0
39,500  China Resources Land
Ltd.
154,689
0.0
174,000
(3)
China Tower Corp. Ltd. -
Class H
250,347
0.1
129,000
CITIC Ltd.
206,165
0.1
145,000  COSCO Shipping
Holdings Co. Ltd. - Class
H
254,760
0.1
336,000  CSPC Pharmaceutical
Group Ltd.
412,183
0.1
53,700  ENN Energy Holdings
Ltd.
462,290
0.1
196,000  Geely Automobile
Holdings Ltd.
403,465
0.1
244,000  Guangdong Investment
Ltd.
230,687
0.1
372,182
H World Group Ltd.
1,787,495
0.5
73,000  Haier Smart Home Co.
Ltd. - Class H
240,661
0.1
117,460  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
234,883
0.1
16,546
(2)
iQIYI, Inc., ADR
34,416
0.0
51,900
JD.com, Inc. - Class A
740,127
0.2
174,000  Jiangsu Expressway Co.
Ltd. - Class H
229,413
0.1
74,000
Kingboard Holdings Ltd.
299,875
0.1
578,000
Kunlun Energy Co. Ltd.
592,209
0.2
121,200
(2)(3)
Legend Holdings Corp. -
Class H
133,752
0.0
69,500
Li Ning Co. Ltd.
181,741
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
54,500  Midea Group Co. Ltd. -
Class H
$ 597,345
0.2
11,400
NetEase, Inc.
295,603
0.1
6,150  New Oriental Education &
Technology Group, Inc.,
ADR
371,337
0.1
10,949
(2)
PDD Holdings, Inc., ADR
1,106,396
0.3
1,164,000  People's Insurance Co.
Group of China Ltd. -
Class H
1,012,134
0.3
1,802,000  PetroChina Co. Ltd. -
Class H
2,140,703
0.6
202,000  PICC Property & Casualty
Co. Ltd. - Class H
418,180
0.1
186,000
(3)
Qingdao Port
International Co. Ltd. -
Class H
178,807
0.0
49,750
(3)
Shandong Gold Mining
Co. Ltd. - Class H
267,356
0.1
163,278  Shenzhen International
Holdings Ltd.
188,120
0.1
228,000  Sino Biopharmaceutical
Ltd.
193,459
0.1
295,000
Sinotrans Ltd. - Class H
195,730
0.1
153,388
Tencent Holdings Ltd.
11,789,679
3.5
108,034  Tencent Music
Entertainment Group,
ADR
1,812,811
0.5
236,000  Tingyi Cayman Islands
Holding Corp.
357,689
0.1
2,950
Trip.com Group Ltd.
181,058
0.0
10,010
Trip.com Group Ltd., ADR
614,314
0.2
445,000  Uni-President China
Holdings Ltd.
451,199
0.1
327,000  Want Want China
Holdings Ltd.
197,215
0.1
21,000
Weibo Corp. - Class A
224,238
0.1
123,000  Weichai Power Co. Ltd. -
Class H
416,925
0.1
43,400
(2)(3)
Xiaomi Corp. - Class B
196,453
0.1
214,400  Yangzijiang Shipbuilding
Holdings Ltd.
563,082
0.2
82,092
Yum China Holdings, Inc.
4,081,829
1.2
51,718,784
15.3
Colombia : 0.1%
29,010  Interconexion Electrica
SA ESP
247,185
0.1
Czechia : 0.1%
5,603
CEZ AS
322,172
0.1
Egypt : 0.2%
216,503  Commercial International
Bank Egypt SAE
617,149
0.2
Greece : 1.0%
13,729  Athens International
Airport SA
184,381
0.0
51,818
Eurobank SA
253,234
0.1
14,115  GEK Terna Holding Real
Estate Construction SA
555,593
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece (continued)
13,971  Hellenic
Telecommunications
Organization SA
$ 262,033
0.1
21,355  Helleniq Energy Holdings
SA
229,591
0.1
14,851
Jumbo SA
440,796
0.1
11,356  Motor Oil Hellas Corinth
Refineries SA
457,228
0.1
15,963  National Bank of Greece
SA
281,819
0.1
21,307
OPAP SA
429,358
0.1
16,239
Public Power Corp. SA
383,828
0.1
3,477,861
1.0
Hong Kong : 1.3%
391,685
AIA Group Ltd.
4,519,059
1.3
Hungary : 0.8%
81,341  Magyar Telekom
Telecommunications PLC
504,599
0.2
79,416  MOL Hungarian Oil &
Gas PLC
969,903
0.3
5,913
OTP Bank Nyrt
744,045
0.2
14,114
Richter Gedeon Nyrt
472,393
0.1
2,690,940
0.8
India : 10.2%
23,958
Aurobindo Pharma Ltd.
315,071
0.1
60,706
Bharat Electronics Ltd.
296,577
0.1
45,789  Bharat Petroleum Corp.
Ltd.
181,533
0.0
11,113
Cipla Ltd./India
160,160
0.0
46,622
Coal India Ltd.
223,640
0.1
390,659
Coforge Ltd.
3,952,439
1.2
7,479  Coromandel International
Ltd.
185,854
0.0
2,125
Divi's Laboratories Ltd.
139,998
0.0
16,319  Dr Reddy's Laboratories
Ltd.
215,928
0.1
3,013
Eicher Motors Ltd.
233,511
0.1
18,349
Fortis Healthcare Ltd.
170,075
0.0
83,279
GAIL India Ltd.
151,706
0.0
50,385
HCL Technologies Ltd.
929,735
0.3
6,837
(3)
HDFC Asset
Management Co. Ltd.
187,199
0.1
207,743
HDFC Bank Ltd.
2,100,547
0.6
140,344
HDFC Bank Ltd., ADR
4,544,339
1.3
2,458
Hero MotoCorp Ltd.
148,051
0.0
36,331
Hindalco Industries Ltd.
378,181
0.1
28,892
Hindustan Unilever Ltd.
745,921
0.2
46,184
(2)
Indus Towers Ltd.
224,031
0.1
71,261
Infosys Ltd.
1,274,594
0.4
167,999  Infosys Ltd. - Foreign,
ADR
2,953,422
0.9
18,492
(4)
Kwality Wall’s India Ltd.
7,679
0.0
28,312
(2)
MakeMyTrip Ltd.
1,766,103
0.5
860
Maruti Suzuki India Ltd.
136,627
0.0
4,944
Mphasis Ltd.
148,690
0.0
69,720  National Aluminium Co.
Ltd.
290,513
0.1
2,918
Persistent Systems Ltd.
191,867
0.1
434,302
Reliance Industries Ltd.
6,599,191
2.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
33,610  Reliance Strategic
Investments Ltd.
$ 93,081
0.0
105,159  Tata Consultancy
Services Ltd.
3,576,257
1.1
60,070  Tata Consumer Products
Ltd.
741,580
0.2
100,009
Tata Steel Ltd.
208,755
0.1
21,124
Tech Mahindra Ltd.
400,808
0.1
26,865
UPL Ltd.
205,840
0.1
33,384
Vedanta Ltd.
246,901
0.1
72,752
Wipro Ltd.
187,714
0.1
34,514,118
10.2
Indonesia : 1.8%
2,664,700  Astra International Tbk
PT
1,010,378
0.3
8,803,252
Bank Central Asia Tbk PT
3,889,712
1.1
1,652,800  Perusahaan Gas Negara
Tbk PT
209,236
0.1
2,168,500  Telkom Indonesia Persero
Tbk PT
463,539
0.1
2,872,900  Unilever Indonesia Tbk
PT
329,481
0.1
150,100
United Tractors Tbk PT
233,834
0.1
6,136,180
1.8
Japan : 1.1%
9,346
Fast Retailing Co. Ltd.
3,565,807
1.1
Kuwait : 0.1%
149,264  Mobile
Telecommunications Co.
KSCP
247,882
0.1
57,389  National Bank of Kuwait
SAKP
177,813
0.0
425,695
0.1
Luxembourg : 0.2%
15,493
Reinet Investments SCA
532,567
0.2
Malaysia : 1.0%
410,100
Axiata Group Bhd
239,107
0.1
209,400
Gamuda Bhd
235,435
0.1
56,800
Petronas Dagangan Bhd
305,334
0.1
51,700
Petronas Gas Bhd
241,057
0.1
112,400  Press Metal Aluminium
Holdings Bhd
215,463
0.1
1,139,200
Public Bank Bhd
1,408,044
0.4
106,600
Telekom Malaysia Bhd
213,825
0.0
140,300
Tenaga Nasional Bhd
496,397
0.1
3,354,662
1.0
Mexico : 4.8%
49,791  America Movil SAB de
CV - Foreign, ADR
1,030,674
0.3
24,724  Arca Continental SAB
de CV
278,492
0.1
304,151
Cemex SAB de CV
378,013
0.1
57,012  Cemex SAB de CV -
Foreign, ADR
711,510
0.2
28,188  Coca-Cola Femsa SAB
de CV
295,622
0.1
5,907  Coca-Cola Femsa SAB
de CV - Foreign, ADR
616,041
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
31,842  Fomento Economico
Mexicano SAB de CV
$ 332,286
0.1
30,637  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
3,197,277
0.9
85,171
Gentera SAB de CV
236,711
0.1
22,174  Grupo Aeroportuario del
Centro Norte SAB de CV
323,779
0.1
14,654  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
402,842
0.1
9,635  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
333,239
0.1
139,390  Grupo Financiero Banorte
SAB de CV - Class O
1,571,448
0.5
34,510  Grupo Mexico SAB de
CV
380,783
0.1
67,478
Grupo Televisa SAB, ADR
220,653
0.1
155,846  Kimberly-Clark de Mexico
SAB de CV - Class A
345,205
0.1
111,737  Megacable Holdings SAB
de CV
392,256
0.1
25,036
(2)
Ollamani SAB
107,717
0.0
145,092  Prologis Property Mexico
SA de CV
665,019
0.2
21,301  Promotora y Operadora
de Infraestructura SAB
de CV
333,361
0.1
1,240,643  Wal-Mart de Mexico SAB
de CV
3,937,174
1.2
16,090,102
4.8
Peru : 0.6%
23,632  Cia de Minas
Buenaventura SAA, ADR
809,633
0.2
3,487
Credicorp Ltd.
1,244,266
0.4
2,053,899
0.6
Philippines : 0.2%
32,270  International Container
Terminal Services, Inc.
353,452
0.1
24,940
Manila Electric Co.
249,906
0.1
603,358
0.2
Qatar : 0.5%
55,581
Industries Qatar QSC
194,004
0.1
78,433
Ooredoo QPSC
305,891
0.1
39,082  Qatar Electricity & Water
Co. QSC
164,228
0.0
85,499
Qatar Fuel QSC
363,975
0.1
27,118
Qatar Islamic Bank SAQ
186,244
0.0
99,176
Qatar Navigation QSC
308,112
0.1
269,410
Vodafone Qatar QSC
188,239
0.1
1,710,693
0.5
Romania : 0.4%
45,213
Banca Transilvania SA
340,989
0.1
35,222
NEPI Rockcastle NV
321,874
0.1
1,568,997
OMV Petrom SA
371,449
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Romania (continued)
5,547  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
$ 178,105
0.1
1,212,417
0.4
Saudi Arabia : 0.5%
22,509
Etihad Etisalat Co.
423,577
0.1
55,487
Jarir Marketing Co.
211,090
0.1
7,589
SABIC Agri-Nutrients Co.
252,843
0.1
78,047
(3)
Saudi Arabian Oil Co.
536,513
0.1
21,084
Saudi Telecom Co.
250,284
0.1
1,674,307
0.5
Singapore : 2.1%
938,844
(2)
Grab Holdings Ltd. -
Class A
4,037,029
1.2
24,452
(2)
Sea Ltd., ADR
2,848,414
0.9
498,300  Yangzijiang Financial
Holding Ltd.
138,777
0.0
7,024,220
2.1
South Africa : 2.5%
3,308  Anglo American Platinum
Ltd.
297,218
0.1
9,510
Bid Corp. Ltd.
238,019
0.1
8,500  Capitec Bank Holdings
Ltd.
2,282,197
0.7
9,243
Clicks Group Ltd.
184,144
0.0
32,378
Exxaro Resources Ltd.
369,585
0.1
6,306
Gold Fields Ltd.
311,861
0.1
10,916  Harmony Gold Mining
Co. Ltd.
231,949
0.1
19,903
MTN Group Ltd.
221,014
0.1
3,399
Naspers Ltd. - Class N
208,105
0.1
59,589
OUTsurance Group Ltd.
263,422
0.1
108,784
(3)
Pepkor Holdings Ltd.
177,750
0.0
455,434
Sanlam Ltd.
2,847,564
0.8
24,222
Tiger Brands Ltd.
503,582
0.1
32,186
Vodacom Group Ltd.
299,988
0.1
8,436,398
2.5
South Korea : 28.6%
12,960
Cheil Worldwide, Inc.
197,384
0.1
2,697
DB Insurance Co. Ltd.
266,273
0.1
5,173  Hana Financial Group,
Inc.
359,431
0.1
6,504
HD Hyundai Co. Ltd.
1,055,520
0.3
2,270  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
650,205
0.2
7,798  Hyundai Engineering &
Construction Co. Ltd.
553,522
0.2
4,302
Hyundai Glovis Co. Ltd.
725,314
0.2
3,453
Hyundai Mobis Co. Ltd.
1,078,914
0.3
7,677
Hyundai Steel Co.
166,616
0.0
3,819
Kakao Corp.
162,324
0.0
12,761
Kangwon Land, Inc.
154,338
0.0
3,075
KB Financial Group, Inc.
287,818
0.1
4,030
(2)
KEPCO Plant Service &
Engineering Co. Ltd.
156,222
0.0
7,105
Kia Corp.
755,995
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
23,026
(2)
Korea Electric Power
Corp.
$ 928,710
0.3
3,824
KT&G Corp.
408,860
0.1
4,390
LG CNS Co. Ltd.
211,760
0.1
22,589
(2)
LG Display Co. Ltd.
182,138
0.1
59,946
LG Uplus Corp.
666,344
0.2
26,876
NAVER Corp.
5,108,636
1.5
949
POSCO Holdings, Inc.
227,726
0.1
3,679
S-1 Corp.
203,712
0.1
32,135
Samsung C&T Corp.
6,698,687
2.0
5,182  Samsung Electro-
Mechanics Co. Ltd.
996,596
0.3
133,298  Samsung Electronics Co.
Ltd.
14,726,067
4.4
17,131  Samsung Engineering
Co. Ltd.
364,656
0.1
823  Samsung Fire & Marine
Insurance Co. Ltd.
286,455
0.1
11,783
(2)
Samsung Heavy
Industries Co. Ltd.
240,151
0.1
12,637  Samsung Life Insurance
Co. Ltd.
1,645,408
0.5
2,803
Samsung SDS Co. Ltd.
336,114
0.1
3,163  Samsung Securities Co.
Ltd.
198,536
0.1
17,539  Shinhan Financial Group
Co. Ltd.
1,025,045
0.3
42,734
SK Hynix, Inc.
26,682,147
7.9
69,391
(2)
SK Square Co. Ltd.
27,163,204
8.0
15,729
SK Telecom Co. Ltd.
792,678
0.2
1,475
SK, Inc.
340,625
0.1
21,492  Woori Financial Group,
Inc.
449,588
0.1
96,453,719
28.6
Taiwan : 13.3%
5,000
Accton Technology Corp.
174,816
0.1
13,699
Advantech Co. Ltd.
129,280
0.0
46,000  ASE Technology Holding
Co. Ltd.
427,667
0.1
24,000
Asustek Computer, Inc.
377,035
0.1
25,000  Catcher Technology Co.
Ltd.
159,666
0.0
45,000  Chicony Electronics Co.
Ltd.
166,358
0.0
50,000  Chunghwa Telecom Co.
Ltd.
212,022
0.1
137,000  CTBC Financial Holding
Co. Ltd.
220,727
0.1
51,000
Delta Electronics, Inc.
1,946,280
0.6
7,000
Elite Material Co. Ltd.
379,698
0.1
152,000
Eva Airways Corp.
179,913
0.1
653,000
(2)(3)
FIT Hon Teng Ltd.
408,180
0.1
55,000  Hon Hai Precision
Industry Co. Ltd.
380,183
0.1
45,000  King Yuan Electronics
Co. Ltd.
416,932
0.1
3,400
Largan Precision Co. Ltd.
259,139
0.1
75,000
Lite-On Technology Corp.
385,514
0.1
63,000
MediaTek, Inc.
3,494,644
1.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
21,000  Novatek Microelectronics
Corp.
$ 249,178
0.1
72,000  Powertech Technology,
Inc.
570,136
0.2
28,000  Realtek Semiconductor
Corp.
428,394
0.1
101,000  Synnex Technology
International Corp.
209,302
0.1
584,463  Taiwan Semiconductor
Manufacturing Co. Ltd.
32,318,429
9.6
278,000  United Microelectronics
Corp.
553,152
0.2
64,000  WT Microelectronics Co.
Ltd.
315,963
0.1
78,000  Zhen Ding Technology
Holding Ltd.
480,684
0.1
44,843,292
13.3
Thailand : 1.1%
28,100  Advanced Info Service
PCL
311,640
0.1
1,704,285
CP ALL PCL - Foreign
2,349,615
0.7
33,200
Kasikornbank PCL
198,287
0.1
76,400  PTT Exploration &
Production PCL
298,665
0.1
368,900
PTT PCL - Foreign
398,223
0.1
21,900  Siam Cement PCL
- Foreign
142,992
0.0
3,699,422
1.1
Turkey : 0.5%
561,950
Akbank TAS
1,202,045
0.3
14,420  BIM Birlesik Magazalar
AS
220,060
0.1
23,592
Turk Hava Yollari AO
165,017
0.0
34,545  Turkiye Petrol Rafinerileri
AS
194,664
0.1
1,781,786
0.5
United Arab Emirates : 1.4%
34,310  Abu Dhabi Islamic Bank
PJSC
227,549
0.1
163,615  Abu Dhabi National Oil
Co. for Distribution PJSC
182,661
0.0
527,884
Air Arabia PJSC
716,425
0.2
123,521
Aldar Properties PJSC
322,910
0.1
225,176
Dubai Investments PJSC
245,413
0.1
79,431
Dubai Islamic Bank PJSC
208,965
0.1
145,057  Emaar Development
PJSC
679,368
0.2
466,312
Emaar Properties PJSC
1,907,540
0.6
30,335  Emirates
Telecommunications
Group Co. PJSC
162,723
0.0
112,259
Salik Co. PJSC
195,020
0.0
4,848,574
1.4
United Kingdom : 1.1%
56,662
Unilever PLC, ADR
3,873,414
1.1
United States : 0.3%
1,579
(2)
BeiGene Ltd., ADR
537,460
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
6,836  Titan Cement
International SA
$ 461,252
0.1
998,712
0.3
Total Common Stock
(Cost $224,607,143)
331,652,146
98.3
EXCHANGE-TRADED FUNDS : 0.3%
16,962  iShares Core MSCI
Emerging Markets ETF
1,230,763
0.3
Total Exchange-Traded
Funds
(Cost $1,227,823)
1,230,763
0.3
PREFERRED STOCK : 1.1%
Brazil : 0.6%
8,463
(2)
Axia Energia
85,275
0.0
170,073  Cia Energetica de Minas
Gerais
370,669
0.1
85,601
Gerdau SA
363,208
0.1
347,432
Itausa SA
898,493
0.3
26,164
Petroleo Brasileiro SA
187,278
0.1
1,904,923
0.6
Chile : 0.1%
62,103
Embotelladora Andina SA
326,204
0.1
Colombia : 0.1%
28,154  Grupo de Inversiones
Suramericana SA
398,295
0.1
South Korea : 0.3%
6,338
LG Chem Ltd.
698,290
0.2
4,290  Samsung Electronics Co.
Ltd.
347,494
0.1
1,045,784
0.3
Total Preferred Stock
(Cost $3,101,775)
3,675,206
1.1
Total Long-Term
Investments
(Cost $228,936,741)
336,558,115
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Repurchase Agreements : 0.2%
766,000
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
01/30/2026, 3.690%, due
02/02/2026 (Repurchase
Amount $766,232,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.000%-
6.500%, Market
Value plus accrued
interest $781,320, due
10/31/29-12/15/60)
766,000
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
49,881
(5)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
01/30/2026, 3.660%,
due 02/02/2026
(Repurchase Amount
$49,896, collateralized
by various U.S.
Government Securities,
1.125%-4.375%, Market
Value plus accrued
interest $50,879, due
02/28/27-06/30/31)
$ 49,881
0.0
Total Repurchase
Agreements
(Cost $815,881)
815,881
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
1,733,880
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.570%
1,733,880
0.5
153,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.610%
153,000
0.1
Total Mutual Funds
(Cost $1,886,880)
1,886,880
0.6
Total Short-Term
Investments
(Cost $2,702,761)
2,702,761
0.8
Total Investments in
Securities
(Cost $231,639,502) $ 339,260,876 100.5
Liabilities in Excess of
Other Assets (1,839,791) (0.5)
Net Assets $ 337,421,085 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 30.2%
Industrials 14.9
Financials 14.6
Consumer Discretionary 11.8
Communication Services 8.8
Consumer Staples 6.5
Energy 4.9
Materials 3.1
Utilities 2.6
Real Estate 1.2
Health Care 0.8
Exchange-Traded Funds 0.3
Foreign Stock 0.0
Short-Term Investments 0.8
Liabilities in Excess of Other Assets (0.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2026
Asset Table
Investments, at fair value
Common Stock
Brazil $ 21,985,303 $ — $ — $ 21,985,303
Chile 2,240,351 — — 2,240,351
China 10,507,609 41,211,175 — 51,718,784
Colombia 247,185 — — 247,185
Czechia — 322,172 — 322,172
Egypt — 617,149 — 617,149
Greece 1,284,126 2,193,735 — 3,477,861
Hong Kong — 4,519,059 — 4,519,059
Hungary 472,393 2,218,547 — 2,690,940
India 9,263,864 25,242,575 7,679 34,514,118
Indonesia 329,481 5,806,699 — 6,136,180
Japan — 3,565,807 — 3,565,807
Kuwait 247,882 177,813 — 425,695
Luxembourg 532,567 — — 532,567
Malaysia 241,057 3,113,605 — 3,354,662
Mexico 16,090,102 — — 16,090,102
Peru 2,053,899 — — 2,053,899
Philippines 249,906 353,452 — 603,358
Qatar 1,022,333 688,360 — 1,710,693
Romania 499,979 712,438 — 1,212,417
Saudi Arabia — 1,674,307 — 1,674,307
Singapore 6,885,443 138,777 — 7,024,220
South Africa 4,018,578 4,417,820 — 8,436,398
South Korea 1,361,659 95,092,060 — 96,453,719
Taiwan — 44,843,292 — 44,843,292
Thailand — 3,699,422 — 3,699,422
Turkey — 1,781,786 — 1,781,786
United Arab Emirates 1,219,772 3,628,802 — 4,848,574
United Kingdom 3,873,414 — — 3,873,414
United States 537,460 461,252 — 998,712
Total Common Stock 85,164,363 246,480,104 7,679 331,652,146
Exchange-Traded Funds 1,230,763 — — 1,230,763
Preferred Stock 2,629,422 1,045,784 — 3,675,206
Short-Term Investments 1,886,880 815,881 — 2,702,761
Total Investments, at fair value $ 90,911,428 $ 248,341,769 $ 7,679 $ 339,260,876
Other Financial Instruments+
Futures 39,138 — — 39,138
Total Assets $ 90,950,566 $ 248,341,769 $ 7,679 $ 339,300,014
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
At January 31, 2026, the following futures contracts were outstanding for Voya VACS Series EME Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 7 03/20/26 $ 532,280 $ 39,138
$ 532,280 $ 39,138
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 114,750,761
Gross Unrealized Depreciation (7,129,387)
Net Unrealized Appreciation $ 107,621,374